Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension Costs of the Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2011	December 31, 2010
	(in thousands)
Benefit obligation at beginning of year	$16,482	$13,686
Service cost	212	184
Interest cost	931	746
Plan participants’ contributions	134	133
Benefits paid	(109)	(54)
Actuarial loss	2,621	2,232
Foreign currency exchange rate changes	(347)	(445)
Benefit obligation at end of year	$19,924	$16,482

Change in plan assets	December 31, 2011	December 31, 2010
	(in thousands)
Fair value of plan assets at beginning of year	$15,499	$13,573
Actual return on plan assets	(604)	2,003
Employer contributions	273	293
Plan participants’ contributions	135	133
Benefits paid	(109)	(54)
Foreign currency exchange rate changes	(173)	(449)
Fair value of plan assets at end of year	$15,021	$15,499

Funded Status
Funded status	December 31, 2011	December 31, 2010
	(in thousands)
Projected benefit obligation	$(19,924)	$(16,482)
Fair value of plan assets	15,021	15,499
Funded status	$(4,903)	$(983)

Non-current other liabilities	$(4,903)	$(983)

Components of Net Periodic Benefit Cost/(Credit)
Components of net periodic benefit cost/(credit)	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Service cost	$212	$184	$182
Interest cost	931	746	673
Expected return on plan assets	(1,141)	(980)	(740)
Amortization of prior service costs	-	-	102
Amortization of net (gain)/loss	-	-	(23)
Net periodic benefit (credit)/cost	$2	$(50)	$194

Amounts Recognized In Accumulated Other Comprehensive Income That Has Not Yet Been Recognized As Components Of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Net actuarial (gain)/loss	$4,060	$(305)	$(1,514)
Total	$4,060	$(305)	$(1,514)

Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes over the long term are as follows:
Asset Category	Expected long-term return per annum
Equity	6.1%
Bonds	4.7%

Plan Asset Fair Value Measurements	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2011	December 31, 2010
Equity	90%	90%
Bonds	10%	10%
	100%	100%

Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service, as appropriate, are expected to be paid.
(in thousands)

2012	$78
2013	78
2014	78
2015	78
2016	78
Years 2017 - 2021	$385

Fair Value, Inputs, Level 1
Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$2

Equity Securities
Legal and General UK Equity Index	5,426
Legal and General North America Equity Index	2,772
Legal and General Europe (ex UK) Equity Index	2,696
Legal and General Japan Equity Index	1,329
Legal and General Asia Pac (ex Japan) Equity Index	1,301

Fixed Income Securities
Legal and General over 15 year Gilts Index	495
Legal and General AAA-AA-A Bonds Over 15 year Index	499
Legal and General over 5 year Index-Linked Gilts Index	501
$15,021

Pension Plans, Defined Benefit
Assumptions Used
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost/(credit) for the years ended December 31, 2009, December 31, 2010 and December 31, 2011:

	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
Discount rate	5.4%	5.7%	6.4%
Rate of compensation increase	4.0%	4.0%	4.2%
Expected rate of return on plan assets	7.1%	7.4%	6.8%

Accumulated other comprehensive income	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Actuarial loss	$4,365	$1,209	$619
Prior service costs recognized in other comprehensive income	-	-	102
Less actuarial loss recognized in net periodic benefit cost	-	-	23
Prior service costs recognized in net periodic benefit cost	-	-	(102)
Total	$4,365	$1,209	$642

Benefit Obligations
Assumptions Used	The following assumptions were used in determining the benefit obligation at December 31, 2011:
	December 31,	December 31,
	2011	2010
Discount rate	4.7%	5.4%
Rate of compensation increase	3.5%	4.0%